                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 1370 Avenue of the Americas (24th Floor)
         New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212) 554-5077

Signature, Place, and Date of Signing:


     /s/ Bernard Selz              New York, NY                 7/18/11
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-                    None
   -----------------

[Repeat as necessary.]

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
Form 13F Information Table Entry Total:        55
Form 13F Information Table Value Total:   390,052
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
      28-                    NONE
         -----------------

[Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

                                                                                                         COLUMN 8
                                                           COLUMN 4     COLUMN 5     COLUMN 6        VOTING AUTHORITY
COLUMN 1                           COLUMN 2       COLUMN 3   VALUE    SHARES/ PRN   INVESTMENT ---------------------------
NAME OF ISSUER                  TITLE OF CLASS     CUSIP   (X$1000) AMOUNT/PUT-CALL DISCRETION    SOLE   SHARED    NONE
--------------               ------------------- --------- -------- --------------- ---------- --------- ------ ----------
ASSURED GUARANTY LTD         COM                 G0585R106  22,182   1,360,000 SH   SOLE         450,000    -      910,000
EVEREST RE GROUP LTD         COM                 G3223R108   2,453      30,000 SH   SOLE          10,800    -       19,200
SEACUBE CONTAINER LEASING LT SHS                 G79978105     859      50,000 SH   SOLE               -    -       50,000
COSTAMARE INC                SHS                 Y1771G102   7,623     450,000 SH   SOLE         160,000    -      290,000
ALLIANCE HOLDINGS GP LP      COM UNITS LP        01861G100   1,596      32,000 SH   SOLE           6,000    -       26,000
ALLIANCE RES PARTNER L P     UT LTD PART         01877R108  21,531     278,000 SH   SOLE          98,000    -      180,000
ANNALY CAP MGMT INC          NOTE 4.0% 2/15/15   035710AA0   2,358   2,000,000 PRN  SOLE       1,000,000    -    1,000,000
ANNALY CAP MGMT INC          COM                 035710409  13,945     773,000 SH   SOLE         250,000    -      523,000
APOLLO INVT CORP             COM                 03761U106   2,553     250,000 SH   SOLE          90,000    -      160,000
APPLE INC                    COM                 037833100   6,713      20,000 SH   SOLE           7,600    -       12,400
ATLAS ENERGY LP              COM UNITS LP        04930A104   3,904     179,666 SH   SOLE          58,621    -      121,045
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER      096627104   5,808     200,000 SH   SOLE          58,000    -      142,000
CVS CAREMARK CORPORATION     COM                 126650100   7,516     200,000 SH   SOLE          69,000    -      131,000
CAPITALSOURCE INC            SDCV 4.0% 7/15/34   14055XAE2   8,200   8,200,000 PRN  SOLE       2,161,000    -    6,039,000
CENTRAL EUROPEAN DIST CORP   NOTE 3.0% 3/15/13   153435AA0  10,988  13,400,000 PRN  SOLE       4,580,000    -    8,820,000
COEUR D ALENE MINES CORP IDA COM NEW             192108504   4,852     200,000 SH   SOLE          72,000    -      128,000
COPANO ENERGY L L C          COM UNITS           217202100  10,266     300,000 SH   SOLE          92,000    -      208,000
CREXUS INVT CORP             COM                 226553105   7,410     667,000 SH   SOLE         213,000    -      454,000
CROSSTEX ENERGY L P          COM                 22765U102   2,904     160,000 SH   SOLE          56,000    -      104,000
CYPRESS SHARPRIDGE INVTS INC COM                 23281A307   1,281     100,000 SH   SOLE          34,000    -       66,000
ENERGY TRANSFER PRTNRS L P   UNIT LTD PARTN      29273R109   4,594      94,000 SH   SOLE          28,000    -       66,000
FERRO CORP                   NOTE 6.5% 8/15/13   315405AL4  10,656  10,100,000 PRN  SOLE       3,010,000    -    7,090,000
FLAMEL TECHNOLOGIES SA       SPONSORED ADR       338488109   3,207     599,500 SH   SOLE         161,000    -      438,500
FLOW INTL CORP               COM                 343468104   2,723     765,000 SH   SOLE         315,000    -      450,000
GENESIS ENERGY L P           UNIT LTD PARTN      371927104   6,815     250,000 SH   SOLE          53,000    -      197,000
GOLDCORP INC NEW             COM                 380956409   1,452      30,000 SH   SOLE               -    -       30,000
GOOGLE INC                   CL A                38259P508  12,660      25,000 SH   SOLE           9,000    -       16,000
ICONIX BRAND GROUP INC       NOTE 1.875% 6/30/12 451055AB3  12,570  12,000,000 PRN  SOLE       3,240,000    -    8,760,000
ICONIX BRAND GROUP INC       COM                 451055107  12,100     500,000 SH   SOLE         201,000    -      299,000
IMPERIAL HLDGS INC           COM                 452834104     508      50,000 SH   SOLE               -    -       50,000
INERGY L P                   UNIT LTD PTNR       456615103  11,648     329,400 SH   SOLE          91,400    -      238,000
ISHARES SILVER TRUST         ISHARES             46428Q109  10,998     325,000 SH   SOLE          90,000    -      235,000
KKR FINANCIAL HLDGS LLC      NOTE 7.0% 7/15/12   48248AAB4   2,090   2,000,000 PRN  SOLE         540,000    -    1,460,000
KKR FINANCIAL HLDGS LLC      COM                 48248A306  10,251   1,045,000 SH   SOLE         370,000    -      675,000
KIMBER RES INC               COM                 49435N101     492     300,000 SH   SOLE         100,000    -      200,000
KINDER MORGAN MANAGEMENT LLC SHS                 49455U100   7,373     112,405 SH   SOLE          36,350    -       76,055
MBIA INC                     COM                 55262C100   2,607     300,000 SH   SOLE         108,000    -      192,000
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT      55608B105  18,078     655,000 SH   SOLE         377,000    -      278,000
MAGELLAN MIDSTREAM PRTNRS LP COM UNIT RP LP      559080106  14,694     245,999 SH   SOLE          72,737    -      173,262
MCMORAN EXPLORATION CO       COM                 582411104   3,696     200,000 SH   SOLE          72,000    -      128,000
MYLAN INC                    COM                 628530107   2,467     100,000 SH   SOLE          36,000    -       64,000
NII HLDGS INC                NOTE 3.125% 6/15/12 62913FAJ1  21,026  21,000,000 PRN  SOLE       6,010,000    -   14,990,000
NUSTAR GP HOLDINGS LLC       UNIT RESTG LLC      67059L102  10,476     291,000 SH   SOLE          84,000    -      207,000
RESOURCE CAP CORP            COM                 76120W302   7,774   1,230,000 SH   SOLE         382,000    -      848,000
RHINO RESOURCE PARTNERS LP   COM UNIT REPST      76218Y103   2,339     100,000 SH   SOLE          34,000    -       66,000
SPDR GOLD TRUST              GOLD SHS            78463V107   5,120     210,100 CAL LSOLE          76,100    -      134,000
SCHWEITZER-MAUDUIT INTL INC  COM                 808541106   3,369      60,000 SH   SOLE          21,000    -       39,000
SEARS HLDGS CORP             COM                 812350106   1,429      20,000 SH   SOLE           7,200    -       12,800
TWO HBRS INVT CORP           COM                 90187B101   5,859     545,000 SH   SOLE         160,000    -      385,000
UNITED CONTL HLDGS INC       COM                 910047109   3,847     170,000 SH   SOLE          61,000    -      109,000
VANDA PHARMACEUTICALS INC    COM                 921659108     428      60,000 SH   SOLE          21,600    -       38,400
VICOR CORP                   COM                 925815102   3,881     240,000 SH   SOLE         117,000    -      123,000
WILLIAMS PARTNERS L P        COM UNIT L P        96950F104  10,836     200,000 SH   SOLE          72,000    -      128,000
YAHOO INC                    COM                 984332106   9,024     600,000 SH   SOLE         216,000    -      384,000
YAMANA GOLD INC              COM                 98462Y100   8,023     686,500 SH   SOLE         178,500    -      508,000
                                                           390,052